Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 16, 2021	Jan. 25, 2021	Aug. 19, 2020	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2022
Proceeds from warrant exercises						$ 4,792,951
Sale of stock, price per share		$ 119.90
Ownership percentage				42.00%
Sirtex Medical US Holdings Inc [Member]
Number of shares issued for sale	12,817	30,811	18,173
Warrant exercise price per share	$ 75.90
Proceeds from warrant exercises	$ 1,000,000.0
Non refundable payment				$ 5,000,000.0
Additional non-refundable and non-creditable if the option is exercised				25,000,000.0
Cash to be received if the option is exercised				20,000,000.0
Common share to be issued, if the option are exercised				$ 5,000,000.0
Ownership percentage				8.00%
Liability under co-promotion agreement related party					$ 5,000,000.0		$ 5,000,000.0
China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Number of shares issued for sale	64,084	154,054	90,864
Warrant exercise price per share	$ 75.90
Proceeds from warrant exercises	$ 4,800,000
Common Stock [Member]
Exercise of common stock warrants, shares						63,148
Number of shares issued for sale		350,513	209,481			209,481
Proceeds from warrant exercises						$ 4,800,000
Sale of stock, price per share		$ 119.90	$ 71.50
Common Stock [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Warrant exercise price per share						$ 75.90
Proceeds from warrant exercises						$ 4,800,000